Restricted financial assets (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets pledged as collateral
Financial assets at fair value held for trading	$ 57,377	$ 63,725
of which: assets pledged as collateral which may be sold or repledged by counterparties	36,742	43,397
Loans and advances to customers	15,195	18,160
Financial assets at fair value not held for trading	1,509	961
of which: assets pledged as collateral that may be sold or repledged by counterparties	1,220	961
Debt securities classified as Other financial assets measured at amortized cost	3,432	2,234
of which: assets pledged as collateral that may be sold or repledged by counterparties	2,685	1,870
Total financial assets pledged as collateral	77,513	85,079
Other restricted financial assets
Loans and advances to banks	3,689	3,408
Financial assets at fair value held for trading	162	392
Cash collateral receivables on derivative instruments	5,155	4,747
Loans and advances to customers	1,127	1,237
Financial assets at fair value not held for trading	14,478	22,765
Financial assets measured at fair value through other comprehensive income	1,842	894
Other	859	97
Total other restricted financial assets	27,312	33,540
Total financial assets pledged and other restricted financial assets	104,825	118,619
Pledged mortgage loans that could be withdrawn or used	3,100	2,700
Assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes	5,900	4,400
UBS AG
Financial assets pledged as collateral
Financial assets at fair value held for trading	57,435	63,834
of which: assets pledged as collateral which may be sold or repledged by counterparties	36,742	43,397
Loans and advances to customers	15,195	18,160
Financial assets at fair value not held for trading	1,509	961
of which: assets pledged as collateral that may be sold or repledged by counterparties	1,220	961
Debt securities classified as Other financial assets measured at amortized cost	3,432	2,234
of which: assets pledged as collateral that may be sold or repledged by counterparties	2,685	1,870
Total financial assets pledged as collateral	77,571	85,188
Other restricted financial assets
Loans and advances to banks	3,689	3,408
Financial assets at fair value held for trading	162	392
Cash collateral receivables on derivative instruments	5,155	4,747
Loans and advances to customers	1,127	1,237
Financial assets at fair value not held for trading	14,090	22,328
Financial assets measured at fair value through other comprehensive income	1,842	894
Other	859	97
Total other restricted financial assets	26,924	33,104
Total financial assets pledged and other restricted financial assets	104,495	118,292
Pledged mortgage loans that could be withdrawn or used	3,100	2,700
Assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes	$ 5,900	$ 4,400